UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 133.7%
CORPORATE BONDS — 127.4%
Aerospace/Defense — 0.5%

Bombardier Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%		11/15/14	$225	$198,000

Automotive — 3.3%

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	CCC+(d)	5.544	%(c)	04/15/12	795	767,175
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.00%		10/01/13	725	500,922

						1,268,097

Capital Goods — 0.9%

L-3 Communications Corp., Gtd. Notes, Series B	Ba3	6.375%		10/15/15	380	355,300

Chemicals — 1.4%

KI Holdings, Inc., Zero Coupon (until 11/15/09), Sr. Disc. Notes	B2	9.875	%(a)	11/15/14	45	34,875
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.375%		12/01/14	165	135,300
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.625%		12/01/16	140	112,000
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa3	7.30%		01/15/28	100	78,250
Terra Capital, Inc., Gtd. Notes, Series B	B1	7.00%		02/01/17	220	161,700

						522,125

Construction Machinery — 2.1%

Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%		08/15/16	125	64,375
Ashtead Holdings PLC, Sr. Notes, 144A (United Kingdom)	B1	8.625%		08/01/15	75	39,375
Case New Holland, Inc., Gtd. Notes	Ba3	7.125%		03/01/14	280	198,800
Rental Service Corp., Gtd. Notes	Caa1	9.50%		12/01/14	420	231,000
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12	340	268,600

						802,150

Consumer Cyclical - Services — 1.1%

Corrections Corp. of America, Gtd. Notes	Ba2	6.25%		03/15/13	95	88,350
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14	140	119,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	280	207,200

						414,550

Diversified Manufacturing — 2.2%

Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, 144A	B(d)	10.875%		07/15/12	40	30,000
Esco Corp., Gtd. Notes, 144A	B2	8.625%		12/15/13	665	465,500
SPX Corp., Sr. Unsec’d. Notes, 144A	Ba2	7.625%		12/15/14	420	365,400

						860,900

Energy — 8.1%

Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16	175	140,000
Delta Petroleum Corp., Gtd. Notes	Caa3	7.00%		04/01/15	1,025	205,000
Hornbeck Offshore Services, Inc., Gtd. Notes, Series B	Ba3	6.125%		12/01/14	60	39,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	225	178,875
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B2	7.875%		12/15/14	350	178,500
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B2	8.25%		12/15/14	245	132,300
Petrohawk Energy Corp., Gtd. Notes, 144A	B3	7.875%		06/01/15	120	88,800
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13	180	145,800
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	445	282,575
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	225	157,365

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Energy (cont’d.)

Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	$75	$51,375
Plains Exploration & Production Co., Gtd. Notes	B1	7.75%		06/15/15	360	271,800
Range Resources Corp., Gtd. Notes	Ba3	6.375%		03/15/15	80	64,800
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16	335	290,613
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	240	204,000
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00%		06/01/18	195	108,225
Southwestern Energy Co., Sr. Notes, 144A	Ba2	7.50%		02/01/18	130	113,750
Western Oil Sands Corp., Sr. Sec’d. Notes (Canada)	Baa1	8.375%		05/01/12	200	190,928
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/12	180	134,100
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/13	220	156,200

						3,134,006

Entertainment — 2.3%

AMC Entertainment, Inc., Gtd. Notes, Series B	Ba3	8.625%		08/15/12	220	176,000
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%		02/01/16	400	279,500
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00%		03/01/14	240	147,600
Marquee Holdings, Inc., Sr. Disc. Notes	B3	12.00%		08/15/14	545	277,950

						881,050

Environmental — 2.1%

Allied Waste North America, Inc., Sr. Sec’d. Notes	Baa3	6.50%		11/15/10	240	231,600
Allied Waste North America, Inc., Sr. Sec’d. Notes, Series B	Baa3	5.75%		02/15/11	605	567,188

						798,788

Financial Institutions — 4.6%

Bonten Media Acquistition Co., Gtd. Notes, PIK, 144A	Caa2	9.00%		06/01/15	455	150,150
Deluxe Corp., Sr. Unsec’d. Notes	Ba2	7.375%		06/01/15	890	534,000
General Motors Acceptance Corp. LLC, Gtd. Notes, 144A	C	8.00%		11/01/31	819	486,805
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.50%		05/15/15	230	87,400
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16	260	231,725
Rouse Co. LP/TRC Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A	Ca	6.75%		05/01/13	795	270,300

						1,760,380

Food & Beverage — 4.9%

ARAMARK Corp., Gtd. Notes	B3	4.674	%(c)	02/01/15	460	347,300
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15	420	380,100
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		09/01/16	635	600,075
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	310	292,950
Smithfield Foods, Inc., Sr. Unsec’d. Notes, Series B	B3	7.75%		05/15/13	430	276,275

						1,896,700

Gaming — 6.2%

Buffalo Thunder Developement Authority, Sr. Sec’d. Notes, 144A	Caa3	9.375%		12/15/14	615	123,000
Mandalay Resort Group, Gtd. Notes	B2	9.375%		02/15/10	375	273,750
MGM Mirage, Inc., Gtd. Notes	Ba3	6.00%		10/01/09	205	195,775
MGM Mirage, Inc., Gtd. Notes	Ba3	8.50%		09/15/10	510	428,400
Mohegan Tribal Gaming Authority, Gtd. Notes	Ba3	6.125%		02/15/13	135	85,050
OED Corp./DIAMOND JO LLC, Gtd. Notes	B2	8.75%		04/15/12	395	270,575
River Rock Entertainment Authority (The), Sr. Sec’d. Notes	B2	9.75%		11/01/11	415	344,450
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%		05/01/12	400	322,000

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Gaming (cont’d.)

Station Casinos, Inc., Sr. Sub. Notes	Ca	6.50%	02/01/14	$105	$6,037
Virgin River Casino Corp., Sr. Sec’d. Notes	Caa3	9.00%	01/15/12	375	112,500
Wynn Las Vegas Capital Corp., First Mortgage	Ba2	6.625%	12/01/14	320	241,600

					2,403,137

Healthcare — 11.6%

Biomet, Inc., Gtd. Notes	B3	10.00%	10/15/17	150	144,000
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	975	897,000
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%	07/15/17	300	280,500
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.75%	03/15/14	85	51,425
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	1,525	930,250
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.50%	11/06/33	180	83,700
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16	845	659,100
Omnicare, Inc., Sr. Sub. Notes	B1	6.125%	06/01/13	70	58,800
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%	07/01/14	1,115	892,000
Universal Hospital Services, Inc., Sr. Sec’d. Notes, PIK	B3	8.50%	06/01/15	360	255,600
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.625%	10/15/14	215	163,400
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%	06/01/10	60	56,775

					4,472,550

Home Construction — 2.2%

DR Horton, Inc., Gtd. Notes	Ba3	5.00%	01/15/09	355	353,225
DR Horton, Inc., Gtd. Notes	Ba1	9.75%	09/15/10	110	97,350
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes	Ba3	11.50%	05/01/13	500	380,000

					830,575

Industrial Other — 1.9%

Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	420	388,500
RBS Global, Inc./Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	460	342,700

					731,200

Lodging — 0.8%

Host Hotels & Resorts LP, Gtd. Notes	BBB-(d)	6.875%	11/01/14	290	223,300
Host Marriott LP, Gtd. Notes	Ba1	7.125%	11/01/13	100	80,500

					303,800

Media - Cable — 8.5%

Cablevision Systems Corp., Sr. Unsec’d. Notes, Series B	B2	8.00%	04/15/12	555	493,950
Charter Communications Holdings II LLC, Gtd. Notes	B3	10.25%	10/01/13	185	66,600
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	8.00%	04/30/12	540	442,800
Comcast Corp., Gtd. Notes	Baa2	5.70%	05/15/18	330	309,477
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%	04/15/12	275	251,625
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%	07/15/18	340	265,200
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.875%	02/15/18	585	459,225
CSC Holdings, Inc., Sr. Unsec’d. Notes, Series B	B1	8.125%	07/15/09	205	203,975
FrontierVision LP, Sr. Sub. Notes(e)	NR	Zero	10/15/10	575	44,562
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%	10/15/15	1,060	690,325
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.25%	04/06/11	15	14,175

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Media - Cable (cont’d.)

Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	8.25%		04/11/10	$30	$29,550

						3,271,464

Media - Non Cable — 6.6%

CanWest Media, Inc., Gtd. Notes (Canada)	Caa2	8.00%		09/15/12	325	143,000
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba3	6.375%		06/15/15	850	784,125
Intelsat Sr. Unsec’d. Notes, 144A (Bermuda)	B3	8.875%		01/15/15	440	400,400
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa3	6.50%		11/01/13	135	75,600
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa3	7.625%		04/15/12	355	237,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr. Disc. Notes	Caa2	11.375%		04/01/13	96	41,347
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	890	600,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Caa1	6.875%		01/15/13	850	114,750
R.H. Donnelley Corp., Sr. Disc. Notes	Caa1	6.875%		01/15/13	150	20,250
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Caa1	8.875%		01/15/16	700	105,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Caa1	8.875%		10/15/17	50	7,500

						2,530,572

Metals — 8.0%

Arch Western Finance LLC, Sr. Sec’d. Notes	B1	6.75%		07/01/13	220	191,400
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15	380	326,800
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	1,160	951,200
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15	325	188,500
Peabody Energy Corp., Gtd. Notes, Series B	Ba1	6.875%		03/15/13	485	459,537
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%		11/01/16	415	390,100
RathGibson, Inc., Gtd. Notes	B3	11.25%		02/15/14	180	40,050
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	6.05%		06/01/17	205	134,033
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00%		02/01/18	195	132,900
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba2	9.50%		07/18/18	520	270,400

						3,084,920

Packaging — 0.3%

Ball Corp., Gtd. Notes	Ba1	6.625%		03/15/18	125	111,875

Paper — 0.9%

International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%		06/15/18	310	245,012
Stone Container Finance Co. of Canada II, Gtd. Notes (Canada)	D(d)	7.375%		07/15/14	630	116,550

						361,562

Pharmaceuticals — 2.3%

Elan Finance PLC/Elan Finance Corp., Gtd. Notes (Ireland)	B3	6.328	%(c)	12/01/13	360	169,200
Elan Finance PLC/Elan Finance Corp., Gtd. Notes (Ireland)	B3	7.75%		11/15/11	640	377,600
Elan Finance PLC/Elan Finance Corp., Gtd. Notes (Ireland)	B3	8.875%		12/01/13	625	325,000

						871,800

Retailers — 2.2%

Dollar General Corp., Gtd. Notes	Caa1	10.625%		07/15/15	335	319,925
HSN, Inc., Gtd. Notes, 144A	Ba2	11.25%		08/01/16	350	257,250

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Retailers (cont’d.)

Rite Aid Corp., Sr. Sec’d. Notes	Caa2	10.375%		07/15/16	$355	$260,925

						838,100

Technology — 2.8%

Sanmina-SCI Corp., Gtd. Notes, 144A	B1	4.746	%(c)	06/15/10	392	360,640
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	515	445,475
Unisys Corp., Sr. Unsec’d. Notes	Caa1	6.875%		03/15/10	190	89,300
Xerox Corp., Gtd. Notes	Baa2	7.625%		06/15/13	225	187,784

						1,083,199

Tobacco — 2.5%

Alliance One International, Inc., Gtd. Notes	B2	11.00%		05/15/12	695	576,850
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.25%		06/01/13	220	197,474
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.30%		07/15/15	215	181,537

						955,861

Transportation — 4.2%

American Railcar Industries, Inc., Sr. Unsec’d. Notes	B1	7.50%		03/01/14	315	207,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	Ba3	4.649	%(c)	05/15/14	310	77,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.75%		05/15/16	105	30,450
Continental Airlines, Inc., Pass-Thru Certs.	Ba1	9.798%		04/01/21	1,157	798,394
Hertz Corp. (The), Gtd. Notes	B1	8.875%		01/01/14	405	249,075
Hertz Corp. (The), Gtd. Notes	B2	10.50%		01/01/16	315	143,719
Navios Maritime Holding, Inc., Gtd. Notes	B3	9.50%		12/15/14	190	105,450

						1,612,488

Utilities — 20.4%

AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13	53	50,880
Aquila, Inc., Sr. Unsec’d. Notes	Baa2	7.95%		02/01/11	430	421,176
Aquila, Inc., Sr. Unsec’d. Notes	Baa2	11.875%		07/01/12	320	316,252
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%		05/15/18	955	573,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%		06/01/19	190	131,100
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%		05/01/16	205	145,550
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.00%		05/15/17	165	143,550
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%		05/15/19	250	205,000
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.50%		06/15/13	440	402,600
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/15/09	250	246,428
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	330	300,229
Intergen NV, Sr. Sec’d. Notes, 144A	Ba3	9.00%		06/30/17	400	328,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16	55	45,100
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	960	715,200
Mirant North America LLC, Gtd. Notes	B1	7.375%		12/31/13	240	230,400
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A	Baa3	7.119%		12/15/17	425	382,582
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	100	93,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	665	618,450
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	180	165,600
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14	435	391,500
Reliant Energy, Inc., Sr. Unsec’d. Notes	B1	7.875%		06/15/17	390	315,900

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Utilities (cont’d.)

Texas Industries, Inc., Sr. Unsec’d. Notes	B2	7.25%	07/15/13	$435	$336,038
TXU Corp., Sr. Unsec’d. Notes	Caa1	5.55%	11/15/14	605	282,673
TXU Corp., Sr. Unsec’d. Notes	Caa1	6.50%	11/15/24	465	164,511
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.125%	09/01/11	765	703,800
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%	03/15/12	130	119,763

					7,828,782

Wireless — 6.2%

Centennial Cellular Operating Co./Centennial Communications Corp., Gtd. Notes	B2	10.125%	06/15/13	430	434,300
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Unsec’d. Notes	B2	8.125%	02/01/14	235	238,525
Cricket Communications, Inc., Gtd. Notes, 144A	B3	10.00%	07/15/15	515	471,225
MetroPCS Wireless, Inc., Gtd. Notes	B3	9.25%	11/01/14	490	438,550
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada)	Baa3	9.625%	05/01/11	450	469,566
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%	05/01/19	195	138,450
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%	12/01/16	295	207,975

					2,398,591

Wirelines — 6.3%

Citizens Communications Corp., Sr. Unsec’d. Notes	Ba2	9.25%	05/15/11	975	926,250
GCI, Inc., Sr. Unsec’d. Notes	B3	7.25%	02/15/14	410	319,800
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	1,145	950,350
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	250	230,000

					2,426,400

Total Corporate Bonds (cost $66,999,859)					49,008,922

BANK NOTES(c) — 5.8%
Consumer Cyclical - Services — 0.4%

Bright Horizon	Ba3	7.499%	05/28/15	269	177,754

Energy — 0.8%

Antero Resources Corp.	NR	8.39%	04/12/14	500	300,000

Entertainment — 0.4%

AMC Entertainment	B3	6.75%	06/13/12	203	145,443

Healthcare — 0.9%

Reynolds American, Inc., Notes	B1	2.961%	06/29/14	525	350,000

Paper — 0.6%

Georgia Pacific Corp., Term Loan B	Ba2	3.689%	12/20/12	281	227,824

Pharmaceuticals — 0.9%

Mylan	Ba3	4.859%	10/02/14	401	340,139

Utilities — 1.8%

Calpine Corp.	B2	6.645%	03/29/14	497	364,947

SCHEDULE OF INVESTMENTS as of December 31, 2008 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
BANK NOTES(c) (Continued)
Utilities (cont’d.)

Texas Competitive Electric Holdings Co. LLC	Ba3	5.553%	10/22/14	$495	$342,169

					707,116

Total Bank Notes (cost $3,118,482)					2,248,276

				Shares
COMMON STOCKS — 0.2%
Consumer Products — 0.2%

WKI Holding Co., Inc.(f)				6,031	66,341

Media - Cable

Time Warner Cable, Inc. (Class A Stock)(b)				1	22

Total Common Stocks (cost $1,380,454)					66,363

PREFERRED STOCKS — 0.2%
Financial Services

Preferred Blocker, Inc., 144A, 9.00% (cost $64,260)				204	64,260

				Units
WARRANT — 0.1%
Chemicals

Hercules, Inc., (cost $0)(b)(f)				230	36,246

Total Investments — 133.7% (cost $71,563,055)(g)(h)					51,424,067

Liabilities in excess of other assets — (33.7)%					(12,975,722)

Net Assets — 100.0%					$38,448,345

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
†	The rating reflected is as of December 31, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	The rate shown reflects the coupon rate after the step date.
(b)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Indicates a security that has been deemed illiquid.
(g)	As of December 31, 2008, 3 securities representing $147,149 and 0.4% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$71,563,055	$239,774	$(20,378,762)	$(20,138,988)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$51,276,918	—
Level 3 - Significant Unobservable Inputs	147,149	—

Total	$51,424,067	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$78,238
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	68,911
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$147,149

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.